Earnings per share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share (Tables) [Abstract]
Basic earnings per share

Basic earnings per share is calculated by dividing the net profit attributable to the Parent by the weighted average outstanding shares during the year average number, excluding the average number of own shares held during the year and held in treasury.

	2017	2016	2015

Profit attributable to the Parent	8,924,064	7,334,563	9,783,740

Earnings per share (Brazilian Reais)
Basic earnings per 1,000 shares (Brazilian Reais)
Common shares	1,133.43	929.93	1,236.96
Preferred shares	1,246.77	1,022.92	1,360.66
Net Profit attributable - Basic (Brazilian Reais)
Common shares	4,332,026	3,560,288	4,748,896
Preferred shares	4,592,038	3,774,275	5,034,844

Weighted average shares outstanding - Basic
Common shares	3,822,057	3,828,555	3,839,159
Preferred shares	3,683,145	3,689,696	3,700,299

b) Diluted earning per share

Diluted earnings per share

The diluted earnings per share is calculated by dividing the net profit attributable to the Parent by the weighted average outstanding shares during the year average number, excluding the average number of own shares held during the year and held in treasury, including the effect of dilutive potential programs long-term compensation.

	2017	2016	2015

Profit attributable to the Parent	8,924,064	7,334,563	9,783,740

Earnings per share (Brazilian Reais)
Diluted earnings per 1,000 shares (Brazilian Reais)
Common shares	1,132.44	929.03	1,235.79
Preferred shares	1,245.69	1,021.93	1,359.36
Net Profit attributable - Basic (Brazilian Reais)
Common shares	4,331,955	3,560,222	4,748,810
Preferred shares	4,592,109	3,774,341	5,034,930

Weighted average shares outstanding (in thousand) - Diluted
Common shares	3,825,313	3,832,211	3,842,744
Incremental shares from stock options granted under Stock Option Plan - Units	3,257	3,656	3,585

Preferred shares	3,686,401	3,693,352	3,703,884
Incremental shares from stock options granted under Stock Option Plan - Units	3,257	3,656	3,585